Significant Accounting Policies (Details) - Schedule of diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share - shares	Jun. 30, 2021	Jun. 30, 2020
SPAC Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	17,795,000	17,795,000
August 2020 PIPE Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	1,500,000
Convertible Debenture [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	800,000
December 2020 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	13,700,000
February 2021 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	26,666,667
Series A Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	2,333,333